Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
NOTE 11 INTANGIBLE ASSETS

Intangible assets consisted of the following:

	Estimated Life(a)	Amortization Method(b)		Balance
At December 31 (Dollars in Millions)				2014	2013
Goodwill		(c	)	$9,389	$9,205
Merchant processing contracts	9 years/8 years	SL/AC		174	229
Core deposit benefits	22 years/5 years	SL/AC		234	135
Mortgage servicing rights		(c	)	2,338	2,680
Trust relationships	10 years/6 years	SL/AC		97	122
Other identified intangibles	6 years/5 years	SL/AC		319	363
Total				$12,551	$12,734
(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b) Amortization methods:	SL = straight line method
AC = accelerated methods generally based on cash flows

(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Merchant processing contracts	$50	$64	$74
Core deposit benefits	38	41	60
Trust relationships	27	34	39
Other identified intangibles	84	84	101

Total	$199	$223	$274

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2015	$169
2016	139
2017	118
2018	97
2019	75

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2014, 2013 and 2012:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927
Goodwill acquired	–	–	65	143	–	208
Other(a)	–	–	–	8	–	8

Balance at December 31, 2012	$1,605	$3,514	$1,528	$2,496	$–	$9,143
Goodwill acquired	–	–	37	20	–	57
Other(a)	–	–	–	5	–	5

Balance at December 31, 2013	$1,605	$3,514	$1,565	$2,521	$–	$9,205
Goodwill acquired	43	166	8	–	–	217
Other(a)	–	–	(3)	(30)	–	(33)

Balance at December 31, 2014	$1,648	$3,680	$1,570	$2,491	$–	$9,389
(a)	Other changes in goodwill include the effect of foreign exchange translation.